Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The following table summarizes accounts receivable concentrations:
	As of June 30,
	2013	2012
Customer A	11%	18%

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]	The following table summarizes revenue concentrations:
	Twelve Months Ended June 30,
	2013	2012
Customer A	11%	11%
Customer B	14%		*

Fair Value, Concentration of Risk [Table Text Block]	The following table summarizes vendor concentrations:
	Twelve Months Ended June 30,
	2013	2012
Vendor A	22%	*
Vendor B	16%	18%
Vendor C	11%	12%
Vendor D	*	13%
  * Less than 10%

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted net income (loss) per share is presented below:

	As of June 30,
	2013	2012
Numerator:
Net income (loss)	$191,922	$(6,532,289)

Denominator:
Weighted average shares outstanding (basic)	17,123,460	17,045,824
Effect of diluted securities	139,192	-
Weighted average shares outstanding (diluted)	17,262,652	17,045,824

Earnings loss per share:
Basic	$0.01	$(0.38)
Diluted	$0.01	$(0.38)